TRADE AND OTHER RECEIVABLES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Trade receivables, net impairment losses provision	$ 2,286,000	$ 2,324,000	$ 2,691,000
Prepayments of impairment	0	0	$ 482,000
Finance lease receivable	0	155
Between one and five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Finance lease receivable	$ 0	$ 36